LEASE LIABILITIES - General (Details) - USD ($)	May 27, 2022	Dec. 31, 2023
LEASE LIABILITIES
Monthly base rent	$ 2,550
Lease liability		$ 12,690
Weighted-average remaining lease term		2 months 15 days
Weighted-average discount rate		2.85%
Office space in Hermosa Beach, California
LEASE LIABILITIES
Term of lease (in months)	12 months